Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Long-Term Debt [Abstract]
Bank Loans

	Bank Loans	As of June 30, 2016	As of December 31, 2015	Margin
(i)	Issued in April, 2007 maturing in December, 2019 - $370,000 credit facility (the “2007 credit facility”)	$185,975	$185,975	3.00%
(ii)	Issued in March, 2008 maturing in December, 2019 - $350,000 credit facility (the “2008 credit facility”)	$181,641	$181,641	3.00%
(iii)	Issued in June 2011 maturing in March 2018 - $25,000 credit facility -(the “2011 credit facility”)	$14,000	$14,000	3.25%
(iv)	Issued in September 2013 maturing in December 2020 - (the “2013 credit facility”)	$216,323	$190,000	3.50%
	Total long-term debt	$597,939	$571,616
	Less: Deferred loan issuance costs	3,321	3,806
	Total long-term debt, net	$594,618	$567,810
	Less: Current portion of long-term debt	17,354	12,957
	Add: Current portion of deferred loan issuance costs	984	1,035
	Long-term debt, net	$578,248	$555,888